Leases	12 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Leases	Leases
The Group leases various offices in locations including, Sydney, Australia; the San Francisco Bay Area, California, New York, New York, Austin, Texas, and Boston, Massachusetts, in the United States; Amsterdam, the Netherlands; Manila, the Philippines; Bengaluru, India; Yokohama, Japan; and Gdansk, Poland under leases expiring within one to twelve years. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated. We do not assume renewals in our determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Our lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.
The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal years ended June 30, 2022 and 2021:

	Fiscal Year Ended June 30,
	2022	2021
	(U.S. $ in thousands)
Right-of-use assets
Balance at the beginning of period	$205,300	$217,683
Additions	105,592	28,939
Disposals	—	(256)
Depreciation expense	(42,795)	(37,552)
Effect of change in exchange rates	(769)	245
Impairment of right-of-use asset	—	(3,759)
Balance at the end of period	$267,328	$205,300

Lease obligations
Balance at the beginning of period	$256,549	$264,568
Additions	105,961	27,042
Disposals	—	(270)
Interest expense	7,257	7,019
Payments	(49,142)	(44,874)
Effect of change in exchange rates	(5,553)	3,064
Balance at the end of period	$315,072	$256,549

Lease obligations, current	$40,638	$42,446
Lease obligations, non-current	274,434	214,103
Total lease obligations, as the end of period	$315,072	$256,549
The following table presents supplemental information about our leases:

	Fiscal Year Ended June 30,
	2022	2021

Short-term leases and low value leases expense:
Short-term leases expense	$363	$336
Low value leases expense	$2,198	$1,436

Cash outflows:
Principal portion of the lease obligations	$41,885	$37,855
Interest portion of the lease obligations	7,257	7,019
Short-term leases and low value leases	2,035	2,999
Total cash outflows	$51,177	$47,873
As of June 30, 2022, we have entered into an Agreement for Lease (the “AFL”) for our new global headquarters in Sydney, Australia (the “Australian HQ Property”). Following completion of the development of the Australian HQ Property, the AFL requires the Group to enter into a lease agreement for the planned headquarters office space. The lease is expected to commence in fiscal year 2027 and will continue for 15 years, with the Group’s option to extend the term for up to two additional ten-year periods. Future lease payments are approximately $1.0 billion for the initial term of 15 years. Please refer to Note 14, “Other Balance Sheet Accounts,” for details of the transaction.